Deferred Government Subsidy - Schedule of Deferred Government Subsidy (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Government Subsidy [Abstract]
Deferred subsidy on relocation	$ 2,859,962	$ 2,739,989
Others	785,775	309,618
Total	$ 3,645,737	$ 3,049,607